Taxes (Details 4) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Deferred income tax asset to be recovered after more than 12 months	$ 963	$ 2,622
Deferred income tax asset to be recovered within 12 months	1,031	7,250
Deferred income tax assets	1,994	9,872
Deferred income tax liability to be recovered after more than 12 months	(100,056)	(121,046)
Deferred income tax liability to be recovered within 12 months	(452)	(830)
Deferred income tax liability	(100,508)	(121,876)
Deferred income tax assets (liabilities), net	$ (98,514)	$ (112,004)